Net (Loss)/Income Per Share (Tables)	3 Months Ended
Mar. 31, 2026
Net (Loss)/Income Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the basic and diluted net (loss)/income per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Numerator:
Net (loss)/income attributable to the company’s ordinary shareholders	$(3,402)	$728
Numerator for basic and diluted net (loss)/income per share calculation	$(3,402)	$728

Denominator:
Weighted average number of ordinary shares	102,432,043	102,009,359

Net (loss)/income attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.03)	$0.01

Net (loss)/income attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.03)	$0.01